Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Entity Central Index Key	0000031266
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000086684
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Inflation-Protected Income Fund
Class Name	Class A
Trading Symbol	EARRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.01%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index (the Index):

↓ The Treasury Inflation Protected securities (TIPS) was the largest detractor, due to rising real yields, falling inflation expectations and increased treasury supply

↑ Out-of-Index exposure to floating rate bank loans (FRBL) added meaningfully to excess returns, as carry for the asset class remained attractive relative to investment grade credit and stable credit fundamentals

↑ The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index helped performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
10/15	$10,000	$10,000	$10,000
11/15	$9,636	$9,964	$9,978
12/15	$9,577	$9,914	$9,949
1/16	$9,598	$10,023	$10,022
2/16	$9,598	$10,094	$10,049
3/16	$9,803	$10,218	$10,166
4/16	$9,839	$10,288	$10,168
5/16	$9,842	$10,296	$10,150
6/16	$9,889	$10,477	$10,266
7/16	$9,921	$10,563	$10,254
8/16	$9,932	$10,575	$10,216
9/16	$10,042	$10,577	$10,292
10/16	$10,079	$10,507	$10,296
11/16	$10,066	$10,271	$10,233
12/16	$10,132	$10,301	$10,263
1/17	$10,195	$10,338	$10,316
2/17	$10,213	$10,418	$10,327
3/17	$10,229	$10,414	$10,344
4/17	$10,225	$10,500	$10,344
5/17	$10,223	$10,581	$10,337
6/17	$10,177	$10,573	$10,285
7/17	$10,219	$10,625	$10,319
8/17	$10,250	$10,717	$10,352
9/17	$10,252	$10,679	$10,334
10/17	$10,283	$10,692	$10,351
11/17	$10,283	$10,676	$10,330
12/17	$10,315	$10,723	$10,347
1/18	$10,315	$10,620	$10,309
2/18	$10,315	$10,519	$10,301
3/18	$10,354	$10,572	$10,363
4/18	$10,354	$10,501	$10,355
5/18	$10,375	$10,559	$10,395
6/18	$10,401	$10,543	$10,410
7/18	$10,411	$10,565	$10,389
8/18	$10,464	$10,618	$10,445
9/18	$10,465	$10,572	$10,412
10/18	$10,401	$10,484	$10,367
11/18	$10,358	$10,531	$10,371
12/18	$10,264	$10,696	$10,389
1/19	$10,415	$10,843	$10,473
2/19	$10,458	$10,855	$10,485
3/19	$10,500	$11,051	$10,573
4/19	$10,597	$11,066	$10,624
5/19	$10,597	$11,236	$10,691
6/19	$10,651	$11,395	$10,764
7/19	$10,673	$11,429	$10,761
8/19	$10,651	$11,687	$10,827
9/19	$10,651	$11,637	$10,789
10/19	$10,651	$11,674	$10,822
11/19	$10,684	$11,672	$10,830
12/19	$10,807	$11,689	$10,916
1/20	$10,829	$11,899	$10,974
2/20	$10,796	$12,077	$11,038
3/20	$10,068	$11,841	$10,844
4/20	$10,313	$12,078	$10,984
5/20	$10,523	$12,191	$11,064
6/20	$10,686	$12,293	$11,156
7/20	$10,831	$12,509	$11,252
8/20	$11,020	$12,437	$11,403
9/20	$11,020	$12,414	$11,375
10/20	$11,020	$12,370	$11,345
11/20	$11,176	$12,531	$11,417
12/20	$11,352	$12,575	$11,537
1/21	$11,476	$12,496	$11,608
2/21	$11,521	$12,334	$11,592
3/21	$11,585	$12,191	$11,669
4/21	$11,698	$12,293	$11,779
5/21	$11,811	$12,340	$11,880
6/21	$11,829	$12,430	$11,872
7/21	$11,978	$12,555	$12,051
8/21	$12,012	$12,547	$12,052
9/21	$12,042	$12,440	$12,039
10/21	$12,147	$12,429	$12,119
11/21	$12,147	$12,444	$12,149
12/21	$12,202	$12,436	$12,173
1/22	$12,156	$12,163	$12,082
2/22	$12,284	$11,998	$12,222
3/22	$12,247	$11,676	$12,137
4/22	$12,270	$11,240	$12,102
5/22	$12,164	$11,302	$12,137
6/22	$11,855	$11,076	$11,923
7/22	$12,177	$11,355	$12,150
8/22	$12,082	$11,060	$11,997
9/22	$11,610	$10,583	$11,539
10/22	$11,780	$10,467	$11,656
11/22	$11,853	$10,857	$11,715
12/22	$11,811	$10,820	$11,688
1/23	$11,958	$11,156	$11,770
2/23	$11,970	$10,882	$11,701
3/23	$12,115	$11,137	$11,949
4/23	$12,152	$11,205	$11,980
5/23	$12,054	$11,089	$11,876
6/23	$12,089	$11,072	$11,837
7/23	$12,176	$11,083	$11,898
8/23	$12,214	$11,016	$11,903
9/23	$12,213	$10,753	$11,868
10/23	$12,238	$10,592	$11,911
11/23	$12,376	$11,068	$12,049
12/23	$12,515	$11,488	$12,193
1/24	$12,592	$11,461	$12,248
2/24	$12,592	$11,323	$12,200
3/24	$12,680	$11,435	$12,273
4/24	$12,693	$11,167	$12,244
5/24	$12,808	$11,352	$12,373
6/24	$12,871	$11,456	$12,454
7/24	$12,975	$11,716	$12,586
8/24	$13,041	$11,889	$12,662
9/24	$13,160	$12,052	$12,800
10/24	$13,133	$11,778	$12,716
11/24	$13,212	$11,902	$12,774
12/24	$13,189	$11,722	$12,741
1/25	$13,322	$11,793	$12,869
2/25	$13,441	$12,037	$13,033
3/25	$13,544	$12,034	$13,176
4/25	$13,624	$12,077	$13,289
5/25	$13,624	$12,015	$13,231
6/25	$13,687	$12,203	$13,309
7/25	$13,755	$12,185	$13,348
8/25	$13,917	$12,331	$13,548
9/25	$13,903	$12,462	$13,528
10/25	$13,910	$12,544	$13,533

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	5.86%	4.76%	3.69%
Class A with 3.25% Maximum Sales Charge	2.37%	4.07%	3.35%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.42%	3.59%	3.07%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 550,215,354
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 1,445,205
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$550,215,354
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	687
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$1,445,205

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(4.3%)
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	1.4%
Corporate Bonds	1.6%
Exchange-Traded Funds	6.1%
Senior Floating-Rate LoansFootnote Reference*	22.9%
U.S. Treasury Obligations	71.2%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000086685
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Inflation-Protected Income Fund
Class Name	Class C
Trading Symbol	ECRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.76%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index (the Index):

↓ The Treasury Inflation Protected securities (TIPS) was the largest detractor, due to rising real yields, falling inflation expectations and increased treasury supply

↑ Out-of-Index exposure to floating rate bank loans (FRBL) added meaningfully to excess returns, as carry for the asset class remained attractive relative to investment grade credit and stable credit fundamentals

↑ The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index helped performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
10/15	$10,000	$10,000	$10,000
11/15	$9,953	$9,964	$9,978
12/15	$9,885	$9,914	$9,949
1/16	$9,896	$10,023	$10,022
2/16	$9,886	$10,094	$10,049
3/16	$10,095	$10,218	$10,166
4/16	$10,122	$10,288	$10,168
5/16	$10,129	$10,296	$10,150
6/16	$10,172	$10,477	$10,266
7/16	$10,199	$10,563	$10,254
8/16	$10,203	$10,575	$10,216
9/16	$10,300	$10,577	$10,292
10/16	$10,343	$10,507	$10,296
11/16	$10,313	$10,271	$10,233
12/16	$10,374	$10,301	$10,263
1/17	$10,428	$10,338	$10,316
2/17	$10,438	$10,418	$10,327
3/17	$10,454	$10,414	$10,344
4/17	$10,446	$10,500	$10,344
5/17	$10,437	$10,581	$10,337
6/17	$10,384	$10,573	$10,285
7/17	$10,416	$10,625	$10,319
8/17	$10,437	$10,717	$10,352
9/17	$10,441	$10,679	$10,334
10/17	$10,473	$10,692	$10,351
11/17	$10,452	$10,676	$10,330
12/17	$10,484	$10,723	$10,347
1/18	$10,473	$10,620	$10,309
2/18	$10,473	$10,519	$10,301
3/18	$10,505	$10,572	$10,363
4/18	$10,505	$10,501	$10,355
5/18	$10,516	$10,559	$10,395
6/18	$10,535	$10,543	$10,410
7/18	$10,535	$10,565	$10,389
8/18	$10,579	$10,618	$10,445
9/18	$10,571	$10,572	$10,412
10/18	$10,505	$10,484	$10,367
11/18	$10,462	$10,531	$10,371
12/18	$10,357	$10,696	$10,389
1/19	$10,499	$10,843	$10,473
2/19	$10,543	$10,855	$10,485
3/19	$10,575	$11,051	$10,573
4/19	$10,662	$11,066	$10,624
5/19	$10,662	$11,236	$10,691
6/19	$10,705	$11,395	$10,764
7/19	$10,727	$11,429	$10,761
8/19	$10,694	$11,687	$10,827
9/19	$10,682	$11,637	$10,789
10/19	$10,671	$11,674	$10,822
11/19	$10,704	$11,672	$10,830
12/19	$10,828	$11,689	$10,916
1/20	$10,839	$11,899	$10,974
2/20	$10,794	$12,077	$11,038
3/20	$10,061	$11,841	$10,844
4/20	$10,296	$12,078	$10,984
5/20	$10,508	$12,191	$11,064
6/20	$10,649	$12,293	$11,156
7/20	$10,795	$12,509	$11,252
8/20	$10,985	$12,437	$11,403
9/20	$10,975	$12,414	$11,375
10/20	$10,963	$12,370	$11,345
11/20	$11,121	$12,531	$11,417
12/20	$11,283	$12,575	$11,537
1/21	$11,407	$12,496	$11,608
2/21	$11,441	$12,334	$11,592
3/21	$11,486	$12,191	$11,669
4/21	$11,599	$12,293	$11,779
5/21	$11,701	$12,340	$11,880
6/21	$11,712	$12,430	$11,872
7/21	$11,861	$12,555	$12,051
8/21	$11,884	$12,547	$12,052
9/21	$11,908	$12,440	$12,039
10/21	$12,001	$12,429	$12,119
11/21	$11,989	$12,444	$12,149
12/21	$12,036	$12,436	$12,173
1/22	$11,978	$12,163	$12,082
2/22	$12,106	$11,998	$12,222
3/22	$12,063	$11,676	$12,137
4/22	$12,075	$11,240	$12,102
5/22	$11,958	$11,302	$12,137
6/22	$11,654	$11,076	$11,923
7/22	$11,962	$11,355	$12,150
8/22	$11,856	$11,060	$11,997
9/22	$11,390	$10,583	$11,539
10/22	$11,546	$10,467	$11,656
11/22	$11,619	$10,857	$11,715
12/22	$11,557	$10,820	$11,688
1/23	$11,702	$11,156	$11,770
2/23	$11,702	$10,882	$11,701
3/23	$11,835	$11,137	$11,949
4/23	$11,860	$11,205	$11,980
5/23	$11,763	$11,089	$11,876
6/23	$11,786	$11,072	$11,837
7/23	$11,872	$11,083	$11,898
8/23	$11,897	$11,016	$11,903
9/23	$11,885	$10,753	$11,868
10/23	$11,910	$10,592	$11,911
11/23	$12,034	$11,068	$12,049
12/23	$12,172	$11,488	$12,193
1/24	$12,222	$11,461	$12,248
2/24	$12,222	$11,323	$12,200
3/24	$12,298	$11,435	$12,273
4/24	$12,298	$11,167	$12,244
5/24	$12,411	$11,352	$12,373
6/24	$12,462	$11,456	$12,454
7/24	$12,552	$11,716	$12,586
8/24	$12,603	$11,889	$12,662
9/24	$12,721	$12,052	$12,800
10/24	$12,683	$11,778	$12,716
11/24	$12,747	$11,902	$12,774
12/24	$12,725	$11,722	$12,741
1/25	$12,841	$11,793	$12,869
2/25	$12,958	$12,037	$13,033
3/25	$13,049	$12,034	$13,176
4/25	$13,114	$12,077	$13,289
5/25	$13,101	$12,015	$13,231
6/25	$13,163	$12,203	$13,309
7/25	$13,202	$12,185	$13,348
8/25	$13,360	$12,331	$13,548
9/25	$13,335	$12,462	$13,528
10/25	$13,531	$12,544	$13,533

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.04%	3.97%	3.07%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.04%	3.97%	3.07%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.42%	3.59%	3.07%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 550,215,354
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 1,445,205
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$550,215,354
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	687
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$1,445,205

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(4.3%)
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	1.4%
Corporate Bonds	1.6%
Exchange-Traded Funds	6.1%
Senior Floating-Rate LoansFootnote Reference*	22.9%
U.S. Treasury Obligations	71.2%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000086686
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Inflation-Protected Income Fund
Class Name	Class I
Trading Symbol	EIRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.76%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index (the Index):

↓ The Treasury Inflation Protected securities (TIPS) was the largest detractor, due to rising real yields, falling inflation expectations and increased treasury supply

↑ Out-of-Index exposure to floating rate bank loans (FRBL) added meaningfully to excess returns, as carry for the asset class remained attractive relative to investment grade credit and stable credit fundamentals

↑ The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index helped performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$996,785	$996,353	$997,836
12/15	$990,856	$991,376	$994,904
1/16	$992,160	$1,002,320	$1,002,223
2/16	$993,205	$1,009,440	$1,004,889
3/16	$1,013,882	$1,021,811	$1,016,553
4/16	$1,017,852	$1,028,772	$1,016,831
5/16	$1,019,399	$1,029,576	$1,015,010
6/16	$1,024,454	$1,047,701	$1,026,556
7/16	$1,028,045	$1,056,335	$1,025,368
8/16	$1,029,315	$1,057,474	$1,021,555
9/16	$1,040,988	$1,057,726	$1,029,234
10/16	$1,044,967	$1,050,709	$1,029,571
11/16	$1,042,836	$1,027,092	$1,023,293
12/16	$1,050,958	$1,030,143	$1,026,314
1/17	$1,056,492	$1,033,777	$1,031,593
2/17	$1,058,651	$1,041,753	$1,032,728
3/17	$1,060,552	$1,041,404	$1,034,395
4/17	$1,061,379	$1,050,045	$1,034,436
5/17	$1,061,379	$1,058,147	$1,033,745
6/17	$1,056,848	$1,057,250	$1,028,483
7/17	$1,061,171	$1,062,516	$1,031,906
8/17	$1,064,413	$1,071,683	$1,035,223
9/17	$1,065,262	$1,067,911	$1,033,396
10/17	$1,068,517	$1,069,193	$1,035,116
11/17	$1,068,517	$1,067,575	$1,033,018
12/17	$1,071,301	$1,072,282	$1,034,732
1/18	$1,072,393	$1,061,963	$1,030,937
2/18	$1,073,485	$1,051,894	$1,030,103
3/18	$1,077,018	$1,057,199	$1,036,251
4/18	$1,077,018	$1,050,145	$1,035,459
5/18	$1,080,312	$1,055,872	$1,039,544
6/18	$1,082,508	$1,054,340	$1,041,010
7/18	$1,083,614	$1,056,547	$1,038,888
8/18	$1,089,149	$1,061,752	$1,044,504
9/18	$1,088,772	$1,057,203	$1,041,152
10/18	$1,083,195	$1,048,359	$1,036,683
11/18	$1,079,848	$1,053,074	$1,037,091
12/18	$1,069,652	$1,069,550	$1,038,888
1/19	$1,085,382	$1,084,296	$1,047,301
2/19	$1,091,000	$1,085,478	$1,048,513
3/19	$1,095,372	$1,105,079	$1,057,280
4/19	$1,104,369	$1,106,626	$1,062,429
5/19	$1,105,493	$1,123,578	$1,069,080
6/19	$1,110,655	$1,139,470	$1,076,369
7/19	$1,114,059	$1,142,862	$1,076,103
8/19	$1,111,790	$1,168,722	$1,082,683
9/19	$1,112,573	$1,163,659	$1,078,947
10/19	$1,112,573	$1,167,418	$1,082,234
11/19	$1,116,003	$1,167,185	$1,083,038
12/19	$1,129,575	$1,168,924	$1,091,610
1/20	$1,131,882	$1,189,904	$1,097,421
2/20	$1,128,421	$1,207,721	$1,103,765
3/20	$1,053,114	$1,184,130	$1,084,368
4/20	$1,078,658	$1,207,849	$1,098,403
5/20	$1,100,719	$1,219,130	$1,106,443
6/20	$1,117,717	$1,229,303	$1,115,582
7/20	$1,132,837	$1,250,897	$1,125,231
8/20	$1,153,773	$1,243,684	$1,140,258
9/20	$1,153,311	$1,241,442	$1,137,545
10/20	$1,153,311	$1,237,005	$1,134,471
11/20	$1,170,874	$1,253,147	$1,141,713
12/20	$1,188,775	$1,257,475	$1,153,684
1/21	$1,202,941	$1,249,571	$1,160,849
2/21	$1,207,663	$1,233,448	$1,159,241
3/21	$1,213,849	$1,219,093	$1,166,945
4/21	$1,226,888	$1,229,345	$1,177,911
5/21	$1,237,557	$1,234,034	$1,187,985
6/21	$1,240,119	$1,243,030	$1,187,210
7/21	$1,256,910	$1,255,512	$1,205,064
8/21	$1,260,508	$1,254,673	$1,205,212
9/21	$1,264,478	$1,243,959	$1,203,911
10/21	$1,275,410	$1,242,942	$1,211,880
11/21	$1,275,410	$1,244,444	$1,214,919
12/21	$1,281,969	$1,243,605	$1,217,296
1/22	$1,275,853	$1,216,340	$1,208,186
2/22	$1,290,532	$1,199,756	$1,222,208
3/22	$1,287,325	$1,167,568	$1,213,731
4/22	$1,289,791	$1,124,021	$1,210,243
5/22	$1,278,693	$1,130,205	$1,213,719
6/22	$1,246,947	$1,107,621	$1,192,295
7/22	$1,280,749	$1,135,469	$1,214,984
8/22	$1,270,734	$1,105,951	$1,199,714
9/22	$1,221,999	$1,058,302	$1,153,921
10/22	$1,239,858	$1,046,690	$1,165,591
11/22	$1,247,511	$1,085,718	$1,171,526
12/22	$1,242,667	$1,082,030	$1,168,771
1/23	$1,259,373	$1,115,595	$1,177,006
2/23	$1,260,658	$1,088,183	$1,170,101
3/23	$1,276,700	$1,113,711	$1,194,854
4/23	$1,280,580	$1,120,515	$1,198,041
5/23	$1,270,232	$1,108,897	$1,187,612
6/23	$1,274,785	$1,107,174	$1,183,746
7/23	$1,283,975	$1,108,275	$1,189,776
8/23	$1,287,914	$1,101,601	$1,190,302
9/23	$1,288,702	$1,075,333	$1,186,802
10/23	$1,291,356	$1,059,162	$1,191,088
11/23	$1,305,955	$1,106,829	$1,204,922
12/23	$1,321,421	$1,148,827	$1,219,306
1/24	$1,328,142	$1,146,078	$1,224,810
2/24	$1,329,486	$1,132,337	$1,220,015
3/24	$1,338,291	$1,143,455	$1,227,304
4/24	$1,340,998	$1,116,734	$1,224,431
5/24	$1,354,529	$1,135,245	$1,237,313
6/24	$1,360,685	$1,145,623	$1,245,371
7/24	$1,371,714	$1,171,626	$1,258,608
8/24	$1,378,607	$1,188,874	$1,266,193
9/24	$1,392,050	$1,205,180	$1,280,044
10/24	$1,389,268	$1,177,807	$1,271,637
11/24	$1,397,612	$1,190,224	$1,277,395
12/24	$1,396,055	$1,172,248	$1,274,097
1/25	$1,410,057	$1,179,312	$1,286,860
2/25	$1,424,060	$1,203,695	$1,303,348
3/25	$1,434,450	$1,203,408	$1,317,578
4/25	$1,442,938	$1,207,658	$1,328,935
5/25	$1,442,938	$1,201,533	$1,323,141
6/25	$1,450,398	$1,220,252	$1,330,915
7/25	$1,457,564	$1,218,511	$1,334,805
8/25	$1,474,762	$1,233,147	$1,354,841
9/25	$1,474,203	$1,246,212	$1,352,795
10/25	$1,474,203	$1,254,442	$1,353,268

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.11%	5.03%	3.95%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.42%	3.59%	3.07%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 550,215,354
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 1,445,205
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$550,215,354
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	687
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$1,445,205

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(4.3%)
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	1.4%
Corporate Bonds	1.6%
Exchange-Traded Funds	6.1%
Senior Floating-Rate LoansFootnote Reference*	22.9%
U.S. Treasury Obligations	71.2%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122